INCOME TAXES - Income (Loss) before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	$ 4,932	$ 4,566	$ 3,827
Ireland
Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	188	183	(3)
Foreign
Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	$ 4,744	$ 4,383	$ 3,830